OPERATING SEGMENTS - Financial information of the total assets and liabilities by operating segment (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Total assets	$ 289,855,048	$ 255,568,505
Liabilities	255,929,590	227,453,292
Operating Segments
OPERATING SEGMENTS
Total assets	325,241,577	278,613,197
Liabilities	268,505,985	238,825,067
Operating Segments | Banking | Colombia
OPERATING SEGMENTS
Total assets	209,948,788	175,697,801
Liabilities	177,198,960	159,782,056
Operating Segments | Banking | Panama
OPERATING SEGMENTS
Total assets	40,561,211	35,062,418
Liabilities	36,231,139	31,483,993
Operating Segments | Banking | El Salvador
OPERATING SEGMENTS
Total assets	20,980,061	17,986,495
Liabilities	18,416,563	16,158,124
Operating Segments | Banking | Guatemala
OPERATING SEGMENTS
Total assets	19,510,688	16,304,094
Liabilities	17,763,659	15,052,385
Operating Segments | Trust
OPERATING SEGMENTS
Total assets	638,280	686,895
Liabilities	108,254	110,830
Operating Segments | Investment banking
OPERATING SEGMENTS
Total assets	2,039,204	1,648,144
Liabilities	55,743	37,134
Operating Segments | Brokerage
OPERATING SEGMENTS
Total assets	371,278	316,051
Liabilities	125,176	57,800
Operating Segments | International Banking
OPERATING SEGMENTS
Total assets	24,074,957	20,502,898
Liabilities	15,568,638	13,286,310
Operating Segments | All other segments
OPERATING SEGMENTS
Total assets	7,117,110	10,408,401
Liabilities	3,037,853	2,856,435
Adjustments for consolidation
OPERATING SEGMENTS
Total assets	(35,386,529)	(23,044,692)
Liabilities	$ (12,576,395)	$ (11,371,775)